Investments in Other Companies	12 Months Ended
Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in Other Companies

13.	Investments in Other Companies:

(a)	This item includes investments in other companies for an amount of Ch$42,252 million and Ch$48,442 million as of December 31, 2018 and 2019, respectively, detailed as follows:

						Investment
		Ownership Interest		Equity		Assets		Income
		2018	2019	2018	2019	2018	2019	2017	2018	2019
Company	Shareholder	%	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	69,358	82,667	18,468	21,973	2,117	3,262	3,505
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. (*)	Banco de Chile	25.81	29.63	16,805	17,675	4,557	5,238	884	735	5
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	17,978	19,174	3,680	3,985	317	582	390
Redbanc S.A.	Banco de Chile	38.13	38.13	8,356	9,221	3,219	3,549	403	325	330
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	5,592	6,464	1,894	2,184	236	305	294
Servicios de Infraestructura de Mercado OTC S.A.	Banco de Chile	12.33	12.33	11,952	12,470	1,474	1,538	66	56	59
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	4,161	4,811	1,129	1,359	215	204	231
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	6,106	6,290	944	958	66	58	29
Subtotal				140,308	158,772	35,365	40,784	4,304	5,527	4,843

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	11,398	12,292	5,699	6,271	700	701	572
Artikos Chile S.A.	Banco de Chile	50.00	50.00	2,025	2,399	1,188	1,387	507	583	624
Subtotal				13,423	14,691	6,887	7,658	1,207	1,284	1,196

Total				153,731	173,463	42,252	48,442	5,511	6,811	6,039

(*)	During the year 2019, Banco de Chile increased its percentage of ownership interest through the purchase of 159,152 shares.

(b)	The total carrying amount of the Bank’s associates as of December 31, 2018 and 2019 is explained as follows:

	2018
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Servicios de Infraestructura de Mercado OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	3,088	5,871	12,918	153	6,084	818,587	55,406	18,842	920,949
Non-current assets	3,985	857	22,221	4,239	14,741	85,971	412	6,431	138,857
Total Assets	7,073	6,728	35,139	4,392	20,825	904,558	55,818	25,273	1,059,806

Current liabilities	1,321	622	14,179	231	9,907	833,788	36,676	10,111	906,835
Non-current liabilities	160	—	4,155	—	2,562	1,412	1,164	3,201	12,654
Total Liabilities	1,481	622	18,334	231	12,469	835,200	37,840	13,312	919,489
Equity	5,592	6,106	16,805	4,161	8,356	69,358	17,978	11,952	140,308
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	7,073	6,728	35,139	4,392	20,825	904,558	55,818	25,273	1,059,806

Associate’s revenue and profit
Operating income	3,214	3,302	50,319	1	35,314	191,568	3,435	6,254	293,407
Operating expenses	(2,005)	(3,016)	(46,426)	(35)	(33,895)	(177,440)	(2,615)	(5,567)	(270,999)
Other income (expenses)	(25)	177	(173)	796	(260)	2,380	2,982	59	5,936
Income (loss) before taxes	1,184	463	3,720	762	1,159	16,508	3,802	746	28,344
Income tax	(268)	(79)	(870)	-	(308)	(4,038)	(894)	(292)	(6,749)
Net income for the year	916	384	2,850	762	851	12,470	2,908	454	21,595

	2019
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Servicios de Infraestructura de Mercado OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	5,087	6,019	9,586	113	7,047	1,118,388	54,120	21,585	1,221,945
Non-current assets	3,463	1,353	21,561	4,961	16,366	99,060	592	8,216	155,572
Total Assets	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Current liabilities	1,947	769	7,951	263	7,688	1,130,800	34,234	16,789	1,200,441
Non-current liabilities	139	313	5,521	—	6,504	3,981	1,304	533	18,295
Total Liabilities	2,086	1,082	13,472	263	14,192	1,134,781	35,538	17,322	1,218,736
Equity	6,464	6,290	17,675	4,811	9,221	82,667	19,174	12,470	158,772
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Associate’s revenue and profit
Operating income	3,384	3,386	49,944	15	38,024	222,912	3,707	6,291	327,663
Operating expenses	(2,229)	(3,348)	(49,699)	(57)	(36,693)	(133,128)	(2,224)	(5,725)	(233,103)
Other income (expenses)	(13)	159	(304)	903	(195)	(72,143)	979	179	(70,435)
Gain before tax	1,142	197	(59)	861	1,136	17,641	2,462	745	24,125
Income tax	(261)	(4)	75	—	(270)	(4,239)	(514)	(267)	(5,480)
Gain for the year	881	193	16	861	866	13,402	1,948	478	18,645

(c)	Joint Ventures:

The Bank has a 50% interest in Servipag Ltda. and a 50% interest in Artikos Chile S.A., two jointly controlled entities. The Bank’s interest in both entities is accounted for using the equity method in the consolidated financial statements.

The table below presents summarized financial information as of December 31, 2018 and 2019 of the entities the Bank controls jointly:

	Artikos Chile S.A.		Servipag Ltda.
	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$
Current assets	1,397	1,701	59,142	74,748
Non-current assets	1,503	1,944	15,371	18,005
Total Assets	2,900	3,645	74,513	92,753

Current liabilities	875	1,083	57,847	74,745
Non-current liabilities	—	163	5,268	5,716
Total Liabilities	875	1,246	63,115	80,461
Equity	2,025	2,399	11,398	12,292
Total Liabilities and Equity	2,900	3,645	74,513	92,753

Operating income	3,544	3,643	42,679	43,259
Operating expenses	(2,519)	(2,452)	(40,318)	(41,708)
Other income (expenses)	12	11	(339)	(315)
Profit before tax	1,037	1,202	2,022	1,236
Income tax	130	46	(621)	(343)
Profit for the year	1,167	1,248	1,401	893

(d)	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2017, 2018 and 2019 is detailed as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$
Balance as of January 1,	30,314	35,771	42,252
Capital increase	―	―	671
Participation in net income	5,511	6,811	6,039
Dividends received	(484)	(411)	(552)
Other	430	81	32
Balance as of December 31,	35,771	42,252	48,442

(e)	As of December 31, 2018 and 2019, no impairment has been recognized in these investments.